Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule Of Fixed Non CancelableTime Charter Contracts [Table Text Block]

Period	Amount
Year 1	$93,307
Total	$93,307